Income and expenses - Net other operating income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income and expenses
Government grants	€ 4,853	€ 4,932	€ 4,466
Amortization intangibles purchase price allocation	(4,012)	(5,146)	(2,521)
Allowance for doubtful debtors	(448)	390	(58)
Capitalized expenses (asset construction)			223
Tax credits	1,360	887	746
Arbitration settlement	(5,189)
Impairment of intangible assets and PP&E	(3,054)		(177)
Impairment of goodwill	(1,175)		(177)
Indemnity fee from commercial agreement		506
COVID support Germany		681
Other	1,141	946	723
Total	€ (6,524)	€ 3,196	€ 3,402